GENERAL AND ADMINSTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of General and Administrative Expenses

		Years ended December 31,
	Notes	2017	2016
Salaries		$24.0	$20.0
Director fees and expenses		1.0	0.9
Professional and consulting fees		5.8	5.5
Other administration costs		4.4	3.9
Share-based compensation		5.2	4.3
(Gain) loss on cash flow hedge	20(c)	(0.7)	2.0
Depreciation expense		0.6	2.2
		$40.3	$38.8